200 Clarendon Street 27th Floor Boston, MA 02116-5021 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com
JOSHUA WEINBERG joshua.weinberg@dechert.com +1 (617) 728-7155 Direct +1 (617) 275-8389 Fax

November 20, 2009

Via Electronic Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Russell Investment Company

File Nos. 002-71299 and 811-03153

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investment Company (the “Trust”) that the form of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 127 to the Trust’s Registration Statement on Form N-1A (“PEA 127”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 127.  I hereby further certify that PEA 127 was filed electronically with the Commission on November 17, 2009 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing.  Please call me at (617) 728-7155 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Joshua A. Weinberg
Joshua A. Weinberg

cc:	John V. O’Hanlon, Esq.
Mary Beth Rhoden, Esq.

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